NET LOSS PER SHARE (Schedule of Details of Number of Shares and Loss Used in Computation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Basic and diluted loss from continuing operation, Weighted average number of shares	23,341,040	21,862,169	21,718,401
Basic and diluted loss from continuing operation, Loss	$ (14,533)	$ (18,885)	$ (21,671)
Basic and diluted loss from discontinued operation, Weighted average number of shares	23,341,040		21,718,401
Basic and diluted loss from discontinued operation, Loss	$ (7,616)		$ (417)